Investment in Joint Venture (Details) - USD ($)	Jun. 05, 2024	Jun. 30, 2024	Jun. 30, 2023
Investment in Joint Venture [Line Items]
Equity interest rate		5.55%
Share issued (in Shares)		100	100
Stage-1 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate	36.45%
Interest (in Dollars)	$ 90,000,000
Stage-2 Interest [Member]
Investment in Joint Venture [Line Items]
Equity interest rate	50.50%
Interest (in Dollars)	$ 116,000,000
Closing price	95.00%
Minimum amount of permit (in Dollars)	$ 10,000,000
Permit years	2 years
Rimbal Pty Ltd [Member]
Investment in Joint Venture [Line Items]
Issued capital rate	92.50%
Tanbreez [Member]
Investment in Joint Venture [Line Items]
Issued capital rate	92.50%
Investments (in Dollars)	$ 5,000,000
Equity interest rate	5.55%	42.00%
Critical Metals Corp [Member]
Investment in Joint Venture [Line Items]
Share issued (in Shares)		8,395,523